LONG-TERM LOANS AND OTHER BORROWINGS - Bank loans (Details) RM in Millions, $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2018 MYR (RM)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 MYR (RM)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)
Borrowings and other credit facilities
Current maturities				Rp (6,296)			Rp (5,209)
Long-term portion			$ 2,347	33,743			27,974
Bank loans
Borrowings and other credit facilities
Total loans and other borrowings				23,286			18,044
Unamortized debt issuance cost				(61)			(40)
Gain on debt restructuring	Rp (5)
Total loans and other borrowings				23,220			18,004
Current maturities				(4,472)			(4,110)
Long-term portion				18,748			13,894
Bank loans | Third parties
Borrowings and other credit facilities
Total loans and other borrowings				10,666			10,149
Bank loans | MUFG Bank, Ltd. ("MUFG Bank") | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				3,011			1,944
Bank loans | MUFG Bank, Ltd. ("MUFG Bank") | USD
Borrowings and other credit facilities
Total loans and other borrowings			10	144
Bank loans | Syndication of banks | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				1,750			2,250
Bank loans | Syndication of banks | USD
Borrowings and other credit facilities
Total loans and other borrowings			37	532
Bank loans | Citibank | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				1,000
Bank loans | PT Bank Central Asia Tbk ("BCA") | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				740			1,100
Bank loans | United Overseas Bank Limited ("UOB Singapore") | USD
Borrowings and other credit facilities
Total loans and other borrowings			49	710		$ 49	664
Bank loans | PT Bank Sumitomo Mitsui Indonesia ("Sumitomo") | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				661			804
Bank loans | Bank CIMB Niaga | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				462			1,726
Bank loans | PT Bank ANZ Indonesia | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				440			440
Bank loans | UOB | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				428			500
Bank loans | PT Bank DBS Indonesia | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				379			144
Bank loans | PT Bank ICBC Indonesia ("ICBC") | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				204			249
Bank loans | Exim Bank of Malaysia Berhad | Malaysian ringgits
Borrowings and other credit facilities
Total loans and other borrowings		RM 23		81	RM 37		124
Bank loans | Japan Bank for International Cooperation ("JBIC") | USD
Borrowings and other credit facilities
Total loans and other borrowings			$ 3	45		$ 9	128
Bank loans | Others | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				33			26
Bank loans | Others | Malaysian ringgits
Borrowings and other credit facilities
Total loans and other borrowings		RM 13		46	RM 15		50
Bank loans | Related parties
Borrowings and other credit facilities
Total loans and other borrowings				12,620			7,895
Bank loans | BNI | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				6,826			4,603
Bank loans | Bank Mandiri | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				4,546			1,126
Bank loans | BRI | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				Rp 1,248			Rp 2,166